Deferred compensation expense (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 464	SFr 366	SFr 512	SFr 830	SFr 785
Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	102	49	138	151	148
Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	26	13	10	39	19
Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation	83	61	100	144	86
Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	111	109	120	220	233
Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation	SFr 142	SFr 134	SFr 144	276	299
Bank
Deferred compensation expense
Total compensation expense relating to deferred compensation				827	754
Bank | Deferred cash awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				169	143
Bank | Retention Awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				39	19
Bank | Contingent Capital Awards (CCA)
Deferred compensation expense
Total compensation expense relating to deferred compensation				140	83
Bank | Performance shares | Performance share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				213	220
Bank | Stock compensation plan | Share awards
Deferred compensation expense
Total compensation expense relating to deferred compensation				SFr 266	SFr 289